Consolidated statements of financial position - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 509,315,733	$ 596,858,298
Accounts receivable	11,501,265	4,072,701
Other receivables	1,564,430	973,145
Prepayments and deposits	38,205,456	8,646,998
Inventory	3,370,209	1,197,807
Current assets	563,957,093	611,748,949
Non-current assets
Plant and equipment	70,402,519	26,389,463
Right-of-use assets	32,396,195	27,009,760
Non-current assets	102,798,714	53,399,223
Total assets	666,755,807	665,148,172
Current liabilities
Accounts payable and accrued liabilities	45,158,491	18,701,116
Lease liabilities	4,858,940	2,868,795
Loans payable	7,475	7,752
Current liabilities	50,024,906	21,577,663
Non-current liabilities
Lease liabilities	30,118,752	26,496,074
Loans payable	27,812	31,996
Total Convertible Debt at end of period	88,526,371	100,877,838
Warrants	0	82,109,334
Restoration provisions	433,280	334,233
Non-current liabilities	119,106,215	209,849,475
Total liabilities	169,131,121	231,427,138
Shareholders' equity
Share capital	718,258,295	672,079,154
Contributed surplus	12,524,967	3,026,721
Accumulated deficit	(233,168,290)	(241,088,229)
Accumulated other comprehensive loss	(296,612)	(296,612)
Equity attributable to owners of parent	497,318,360	433,721,034
Net assets attributable to non-controlling interest	306,326	0
Shareholders' equity	497,624,686	433,721,034
Liabilities and shareholders' equity	$ 666,755,807	$ 665,148,172